Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 128,663	$ 18,399	¥ 54,971
Other receivables, net	57,693,075	8,250,000
Amount due from related parties	46,364,252	6,630,000
Advances to suppliers
Long-term Investment	993,020	142,000
Total assets	105,179,010	15,040,399	54,971
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued liabilities	349,655	50,000
Amount due to a related party			437,958
Total current liabilities	349,655	50,000	437,958
Non-current liabilities
Loss in excess of investment in subsidiaries, VIE and VIE’s subsidiaries	558,809,528	79,908,701	667,987,375
Total non-current liabilities	558,809,528	79,908,701	667,987,375
Total liabilities	559,159,183	79,958,701	668,425,333
Commitments and contingencies
Convertible redeemable preferred shares			1,595,051,558
Shareholders’ deficit:
Subscription receivable	(2,186)	(313)	(1,608)
Additional paid-in capital	2,023,765,569	289,394,627
Accumulated deficit	(2,475,998,594)	(354,063,090)	(2,263,419,477)
Accumulated other comprehensive loss	(1,761,367)	(251,872)	(5,231)
Total deficit	(453,980,173)	(64,918,302)	(2,263,421,920)
Total liabilities, mezzanine equity and deficit	105,179,010	15,040,399	54,971
Class A Ordinary Shares [Member]
Shareholders’ deficit:
Ordinary shares, value	14,997	2,145	2,988
Class B Ordinary Shares [Member]
Shareholders’ deficit:
Ordinary shares, value	¥ 1,408	$ 201	¥ 1,408